DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2017
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

NOTE 4     DISCONTINUED OPERATIONS

The details of our Net income (loss) from discontinued operations, net of tax are set forth below:

	Years Ended December 31,
	2017	2016	2015
Holt royalty obligation	$(44)	$(50)	$27
Batu Hijau contingent consideration	6	—	—
Batu Hijau operations	—	514	414
Loss on sale of Batu Hijau	—	(595)	—
Net income (loss) from discontinued operations	$(38)	$(131)	$441

The Holt Royalty Obligation

Discontinued operations include a retained royalty obligation (“Holt”) to Holloway Mining Company. Holloway Mining Company, which owned the Holt-McDermott property, was sold to St. Andrew Goldfields Ltd. (“St. Andrew”) in 2006. St. Andrew was acquired by Kirkland Lake Gold Ltd. (formerly known as Kirkland Lake Gold Inc.) in January 2016. In 2009, the Superior Court issued a decision finding Newmont Canada Corporation (“Newmont Canada”) liable for a royalty on production from Holt, which Newmont Canada appealed. In May 2011, the Ontario Court of Appeal upheld the Superior Court ruling finding Newmont liable for the royalty obligation, which equals 0.013% of net smelter returns multiplied by the quarterly average gold price, minus a 0.013% of net smelter returns. There is no cap on the royalty and it will increase or decrease with changes in gold price, discount rate, and gold production scenarios. Refer to Note 17 for additional information on the Holt royalty.

At December 31, 2017 and 2016, the estimated fair value of the Holt royalty obligation was $243 and $187, respectively. Changes to the estimated fair value resulting from periodic revaluations are recorded to Net income (loss) from discontinued operations, net of tax. For the years ended 2017,  2016 and 2015, the Company recorded a gain (loss) of $(44),  $(50) and $27, net of tax benefit (expense) of $24,  $19 and $(11), respectively, related to the Holt royalty obligation. During 2017,  2016 and 2015, the Company paid $12,  $11 and $12, respectively, related to the Holt royalty obligation.

The Batu Hijau Transaction

On November 2, 2016, Nusa Tenggara Partnership B.V. (owned 56.25% by the Company and 43.75% by Nusa Tenggara Mining Corporation, majority owned by Sumitomo Corporation) completed the sale and purchase agreement with PT Amman Mineral Internasional (“PTAMI”) to sell its 56% ownership interest in PTNNT, which operated the Batu Hijau copper and gold mine in Indonesia. In addition, NVL (USA) Limited (“NVL”), a wholly owned subsidiary of the Company, (i) sold a loan made to PT Pukuafu Indah (“PTPI”), secured by PTPI’s 17.8% interest in PTNNT, to PTAMI, and (ii) consented to PT Indonesia Masabaga Investama (“PTIMI”) selling its 2.2% interest in PTNNT to PTAMI with sale proceeds applied toward repayment of an NVL loan to PTIMI. Through these transactions, Newmont has effectively sold its 48.5% economic interest in PTNNT to PTAMI and has no remaining interest.

The sales proceeds received by the Company for its 48.5% economic interest in PTNNT includes $920 in cash attributable to Newmont that was received, as well as contingent payments totaling up to $403 attributable to Newmont. The contingent payments include (i) a Metal Price Upside deferred payment of up to $133, (ii) an Elang Development deferred payment of $118 and (iii) a Contingent Payment of up to $152. The contingent payment amounts are determined based on certain metal price, shipment or project development criteria, as described below.

The Metal Price Upside contingent payment of up to $133 is payable for any quarter in which the London Metal Exchange (“LME”) quarterly average copper price exceeds $3.75 per pound. It is calculated as 30% of the product of (i) the difference between the LME quarterly average copper price and $3.75 and (ii) 96.5% of the total pounds of copper contained in shipments of mineral products mined or produced from Batu Hijau that arrived in a buyers’ or customers’ designated port for delivery during the previous quarter. The Elang Development deferred payment totaling $118 is payable no later than the first anniversary of the first shipment of any form of saleable copper, gold or silver product produced from the Elang development area. The Contingent Payment of up to $152 is payable (i) as a payment of $76 if in any year after 2022 in which there is production from Phase 7 of the Batu Hijau mine and the LME annual average copper price is $2.75 or more per pound and (ii) if the full Contingent Payment amount has not already been paid, a payment of $76 in any year in which the LME annual average copper price in respect to such year is $3.25 or more per pound and after both the second anniversary of the first shipment of concentrate (or any other form of saleable copper, gold or silver product) produced from the Elang development area and December 31, 2023. The Contingent Payment and the Elang Development deferred payment deeds are derivatives under ASC 815 and were recorded at fair value of $23 and $13 as of December 31, 2017 and 2016, respectively. Changes to the estimated fair value resulting from periodic revaluations are recorded net of tax to Net income (loss) from discontinued operations. For the year ended 2017, the Company recorded a gain of $6, net of tax expense of $4 related to the contingent consideration. For further information about the valuation of the Batu Hijau Contingent Consideration, see Note 17.

Newmont recognized a loss on sale of $595 in 2016, calculated using the gross cash proceeds of $920 and certain contingent payments deemed to be derivatives, less the carrying value of the PTNNT disposal group and selling costs.

Net income (loss) from discontinued operations, net of tax in the Consolidated Statements of Operations that relates to Batu Hijau consists of the following:

	Years Ended December 31,
	2016	2015
Sales	$1,668	$1,644

Costs and expenses:
Costs applicable to sales (1)	668	772
Depreciation and amortization	139	145
Reclamation and remediation	12	11
Advanced projects, research and development	2	7
General and administrative	10	6
Other expense (income), net	(1)	10
	830	951
Interest expense, net	(15)	(28)
Income (loss) before income and mining tax and other items	823	665
Income and mining tax benefit (expense)	(309)	(251)
Net income (loss) from discontinued operations	514	414
Loss on sale of Batu Hijau, net of tax	(595)	—
	(81)	414
Net loss (income) attributable to noncontrolling interests	(272)	(222)
Net income (loss) from discontinued operations attributable to Newmont stockholders	$(353)	$192

(1)	Excludes Depreciation and amortization and Reclamation and remediation.

The Consolidated Statements of Comprehensive Income (Loss) were not impacted by discontinued operations as PTNNT did not have any Other comprehensive income (loss).

Cash flows from Batu Hijau consisted of the following:

	Years Ended December 31,
	2016	2015
Net cash provided by (used in) operating activities	$880	$569
Net cash provided by (used in) investing activities	(46)	(90)
Net cash provided by (used in) financing activities	(331)	(225)
Net cash provided by (used in) Batu Hijau discontinued operations	$503	$254

During the second quarter and third quarter of 2016, the Company paid $140 and $190, respectively, extinguishing the PTNNT revolving credit facility.